T. ROWE PRICE INFLATION PROTECTED BOND FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 5.7%
FINANCIAL INSTITUTIONS 1.7%
Banking 1.2%
ABN AMRO Bank, FRN, 3M USD LIBOR + 0.57%, 2.702%,
8/27/21 (1)	1,220	1,225
Bangkok Bank, 3.875%, 9/27/22	700	730
Credit Suisse, 5.40%, 1/14/20	150	152
Discover Bank, 3.10%, 6/4/20	675	678
First Niagara Financial Group, 7.25%, 12/15/21 (2)	255	282
Goldman Sachs Group, 2.30%, 12/13/19	765	765
Regions Bank, FRN, 3M USD LIBOR + 0.50%, 2.676%, 8/13/21	330	330
Sumitomo Mitsui Trust Bank, 1.95%, 9/19/19 (1)	495	495
		4,657
Finance Companies 0.3%
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	915	967
		967
Insurance 0.2%
Trinity Acquisition, 3.50%, 9/15/21 (2)	710	722
		722
Total Financial Institutions		6,346
INDUSTRIAL 3.7%
Basic Industry 0.3%
ArcelorMittal, 5.50%, 3/1/21	235	245
Braskem Finance, 5.75%, 4/15/21	1,000	1,036
		1,281
Capital Goods 0.4%
CNH Industrial Capital, 4.375%, 11/6/20 (2)	1,110	1,132
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.65%, 2.80%,
5/22/20 (2)	265	266
		1,398

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T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Communications 0.4%
Charter Communications Operating, 3.579%, 7/23/20 (2)	1,130	1,140
Discovery Communications, 2.20%, 9/20/19	460	460
		1,600
Consumer Cyclical 0.3%
BMW US Capital, FRN, 3M USD LIBOR + 0.50%, 2.676%,
8/13/21 (1)	440	440
DR Horton, 2.55%, 12/1/20	395	395
Hyundai Capital America, 3.00%, 10/30/20 (1)	265	267
Vanke Real Estate Hong Kong, 3.95%, 12/23/19	200	201
		1,303
Consumer Non-Cyclical 1.1%
Agilent Technologies, 5.00%, 7/15/20	800	820
Becton Dickinson & Company, 2.404%, 6/5/20	610	611
Cigna, 3.40%, 9/17/21 (2)	605	619
CK Hutchison International, 1.875%, 10/3/21	600	594
Elanco Animal Health, 3.912%, 8/27/21	350	357
Elanco Animal Health, 4.272%, 8/28/23	330	345
General Mills, FRN, 3M USD LIBOR + 0.54%, 2.862%, 4/16/21	840	841
		4,187
Energy 0.7%
Cenovus Energy, 5.70%, 10/15/19 (2)	323	325
PTTEP Canada International Finance, 5.692%, 4/5/21	440	463
Reliance Holdings USA, 4.50%, 10/19/20	950	970
Williams, 5.25%, 3/15/20	915	929
		2,687
Other Industrial 0.1%
CMHI Finance, 4.375%, 8/6/23	200	213
		213
Technology 0.4%
Baidu, 2.875%, 7/6/22	200	202

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Broadcom, 2.20%, 1/15/21	885	880
Hewlett Packard Enterprise, 2.10%, 10/4/19 (1)	290	290
		1,372
Transportation 0.0%
ERAC USA Finance, 2.35%, 10/15/19 (1)	95	95
		95
Total Industrial		14,136
UTILITY 0.3%
Electric 0.2%
Consorcio Transmantaro, 4.375%, 5/7/23	600	631
		631
Natural Gas 0.1%
ENN Energy Holdings, 6.00%, 5/13/21	500	526
		526
Total Utility		1,157
Total Corporate Bonds (Cost $21,458)		21,639

ASSET-BACKED SECURITIES 2.3%
Car Loan 1.1%
Avis Budget Rental Car Funding
Series 2017-2A, Class A
2.97%, 3/20/24 (1)	1,030	1,059
Avis Budget Rental Car Funding
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	680	700
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1)	700	712
GM Financial Automobile Leasing Trust
Series 2017-3, Class C
2.73%, 9/20/21	180	180
GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (1)	195	195

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	500	504

Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1)	800	819

		4,169
Other Asset-Backed Securities 1.2%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 3.116%, 7/25/27 (1)	1,185	1,181

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 3.186%, 11/20/28 (1)	305	304

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	56	56

Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 3.978%, 10/22/25 (1)	595	596

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	476	486

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (1)	74	74

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	38	38

MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1)	105	106

Octagon Investment Partners XXIII
Series 2015-1A, Class A2R, CLO, FRN
3M USD LIBOR + 1.00%, 3.787%, 7/15/27 (1)	480	477

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.503%, 7/15/27 (1)	385	379

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (1)	640	638

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	65	65

		4,400
Student Loan 0.0%

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.776%, 4/25/23	99	100

		100
Total Asset-Backed Securities (Cost $8,570)		8,669

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 5.9%

Collateralized Mortgage Obligations 5.7%

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	563	571

Bayview Mortgage Fund Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	1,008	1,028

Bayview Opportunity Master Fund Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	312	318

COLT Mortgage Loan Trust
Series 2017-2, Class A1A, CMO, ARM
2.415%, 10/25/47 (1)	302	300

COLT Mortgage Loan Trust
Series 2017-2, Class A2A, CMO, ARM
2.568%, 10/25/47 (1)	127	127

COLT Mortgage Loan Trust
Series 2017-2, Class A3A, CMO, ARM
2.773%, 10/25/47 (1)	56	56

COLT Mortgage Loan Trust
Series 2018-3, Class A2, CMO, ARM
3.763%, 10/26/48 (1)	467	470

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (1)	556	561

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Connecticut Avenue Securities
Series 2016-C04, Class 1M1, CMO, ARM
1M USD LIBOR + 1.45%, 3.595%, 1/25/29	50	50

Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.825%, 10/25/30	208	208

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	238	237

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A2, CMO, ARM
2.711%, 10/25/47 (1)	33	32

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	33	32

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	370	375

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.451%, 7/25/44 (1)	59	59

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	1,215	1,234

MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1)	359	365

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	1,295	1,360

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	85	85

Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1)	502	504

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	425	431

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	348	357

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1)	599	611

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1)	487	501

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	373	380

Structured Agency Credit Risk Debt Notes
Series 2017-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 4/25/30	60	60

Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M1, CMO, ARM
3.981%, 9/25/47 (1)	61	61

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.595%, 7/25/30	525	524

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/30 (1)	1,256	1,257

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/48 (1)	729	730

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.845%, 9/25/30	660	660

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 10/25/48 (1)	892	892

Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M1, CMO, ARM
3.741%, 2/25/48 (1)	351	353

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.817%, 5/25/48 (1)	264	265

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.161%, 8/25/48 (1)	232	234

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 2/25/49 (1)	227	228

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	220	221

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	115	116

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	164	164

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	197	199

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	273	272

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	181	180

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	181	182

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	992	1,005

Towd Point Mortgage Trust
Series 2018-3, Class A1, CMO, ARM
3.75%, 5/25/58 (1)	498	520

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1)	679	692

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	762	769

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	734	745

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	287	289

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Par/Shares		$ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	918	926
		21,796
Commercial Mortgage-Backed Securities 0.2%
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 3.795%, 4/15/34 (1)	560	560
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.784%, 4/15/32 (1)	270	270
		830
Total Non-U.S. Government Mortgage-Backed Securities (Cost $22,409)		22,626

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.3%
U. S. Government Obligations 0.3%
Government National Mortgage Assn. , CMO, 3.50%, 5/20/49	983	1,013
Total U. S. Government Obligations		1,013
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $992)		1,013

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 83.1%
U. S. Treasury Obligations 83.1%
U. S. Treasury Inflation-Indexed Bonds, 0.50%, 1/15/28	12,528	13,037
U. S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	8,322	8,827
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 7/15/28	9,970	10,657
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	4,192	4,583
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	1,693	1,846
U. S. Treasury Inflation-Indexed Bonds, 0.875%, 1/15/29	10,740	11,619
U. S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	11,133	12,577
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	18,548	21,455
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49 (2)	6,915	8,156
U. S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	2,033	2,520

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	239	273
U. S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40 (3)	3,076	4,216
U. S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	1,743	2,414
U. S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	15,296	18,821
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/21	218	216
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22	12,022	11,935
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	28,579	28,525
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	6,606	6,588
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	6,365	6,411
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	12,075	12,213
U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	51,660	52,258
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	5,355	5,483
U. S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	12,032	12,342
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	8,326	8,588
U. S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	10,538	10,749
U. S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/21	14,389	14,465
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	15,246	15,820
U. S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/21	3,513	3,527
U. S. Treasury Inflation-Indexed Notes, 1.375%, 1/15/20	7,699	7,666
Total U. S. Treasury Obligations		317,787
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$299,502)		317,787

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.4%
Owned No Guarantee 2.4%
Avi Funding, 2.85%, 9/16/20	280	282
Axiata, 3.466%, 11/19/20	400	405
China Overseas Finance Cayman II, 5.50%, 11/10/20	380	393
China Overseas Finance Cayman VII, 4.25%, 4/26/23	400	423
CNAC HK Finbridge, 3.00%, 7/19/20	1,230	1,236
CNAC HK Finbridge, 4.125%, 3/14/21	800	816

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
CNAC HK Synbridge, 5.00%, 5/5/20	300	304
CNOOC Finance 2011, 4.25%, 1/26/21	700	719
CNOOC Finance 2015, 2.625%, 5/5/20	200	201
CSCEC Finance Cayman I, 2.95%, 11/19/20	1,320	1,327
Pertamina Persero, 5.25%, 5/23/21	1,000	1,047
Perusahaan Listrik Negara, 5.50%, 11/22/21	250	266
Saudi Arabian Oil, 2.75%, 4/16/22 (1)	950	964
State Grid Overseas Investment 2016, 2.125%, 5/18/21	600	598
State Grid Overseas Investment 2016, 2.75%, 5/4/22	400	404
		9,385
Total Foreign Government Obligations & Municipalities (Cost $9,237)		9,385

SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 2.16% (4)(5)	2,774	2,774
Total Short-Term Investments (Cost $2,774)		2,774

SECURITIES LENDING COLLATERAL 2.6%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.6%
Short-Term Funds 2.6%
T. Rowe Price Short-Term Fund, 2.22% (4)(5)	995	9,946
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		9,946
Total Securities Lending Collateral (Cost $9,946)		9,946

T. ROWE PRICE INFLATION PROTECTED BOND FUND

$ Value
(Amounts in 000s)

Total Investments in Securities 103.0%
(Cost $374,888)	$393,839

Other Assets Less Liabilities (3.0)%	(11,306)

Net Assets 100.0%	$382,533

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $33,752 and represents 8.8% of net assets.
(2)	All or a portion of this security is on loan at August 31, 2019.
(3)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(4)	Seven-day yield
(5)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPI	Consumer Price Index
FRN	Floating Rate Note

T. ROWE PRICE INFLATION PROTECTED BOND FUND

(Amounts In 000s)

SWAPS (0.1)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

BILATERAL SWAPS (0.1)%

Zero-Coupon Inflation Swaps (0.1)%

Bank of America, N. A. , 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.09% at Maturity,
Receive Variable (Change in CPI) at Maturity,
10/13/19	2,300	14	—	14

Bank of America, N. A. , 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.11% at Maturity,
Receive Variable (Change in CPI) at Maturity,
9/29/19	2,400	13	—	13

Bank of America, N. A. , 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.98% at Maturity,
Receive Variable (Change in CPI) at Maturity,
12/21/20	5,067	(32)	—	(32)

Barclays Capital, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.94% at Maturity, Receive
Variable (Change in CPI) at Maturity, 9/15/19	2,450	19	—	19

Barclays Capital, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.07% at Maturity, Receive
Variable (Change in CPI) at Maturity, 10/10/19	4,600	31	—	31

Barclays Capital, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.98% at Maturity, Receive
Variable (Change in CPI) at Maturity, 12/21/20	8,761	(56)	—	(56)

HSBC Bank, 2 Year Zero-Coupon Inflation Swap,
Pay Fixed 1.50% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/7/21	16,780	(38)	—	(38)

HSBC Bank, 3 Year Zero-Coupon Inflation Swap,
Pay Fixed 1.77% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/10/22	25,000	(220)	—	(220)

Societe Generale, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.01% at Maturity, Receive
Variable (Change in CPI) at Maturity, 9/18/19	4,800	31	—	31

UBS Investment Bank, 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.99% at Maturity,
Receive variable (Change in CPI) at Maturity,
12/22/20	5,172	(33)	—	(33)

T. ROWE PRICE INFLATION PROTECTED BOND FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Investment Bank, 5 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.29% at Maturity,
Receive Variable (Change in CPI) at Maturity,
6/5/23	8,000	(270)	—	(270)

Total Bilateral Zero-Coupon Inflation Swaps			—	(541)

Total Bilateral Swaps			—	(541)

T. ROWE PRICE INFLATION PROTECTED BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 133 U. S. Treasury Long Bonds contracts	12/19	21,978	$124
Long, 43 U. S. Treasury Notes five year contracts	12/19	5,159	3
Long, 123 U. S. Treasury Notes ten year contracts	12/19	16,201	13
Long, 50 U. S. Treasury Notes two year contracts	12/19	10,806	4
Short, 97 Ultra U. S. Treasury Bonds contracts	12/19	(19,151)	(146)
Long, 73 Ultra U. S. Treasury Notes ten year contracts	12/19	10,544	(15)
Net payments (receipts) of variation margin to date			22

Variation margin receivable (payable) on open futures contracts			$5

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund		$—		$—	$15
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$15+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	8/31/19
T. Rowe Price Treasury
Reserve Fund	$1,895		¤	¤ $	2,774
T. Rowe Price Short-Term
Fund	1,491		¤	¤	9,946
$12,720^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $15 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $12,720.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE INFLATION PROTECTED BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	381,119$	— $	381,119
Short-Term Investments		2,774	—	—	2,774
Securities Lending Collateral		9,946	—	—	9,946
Total Securities		12,720	381,119	—	393,839
Swaps			108		108
Futures Contracts		5	—	—	5
Total		$12,725$	381,227$	— $	393,952
Liabilities
Swaps	$	— $	649$	— $	649

[1] Includes Corporate Bonds, Asset-Backed Securities, Non-U. S. Government Mortgage-Backed Securities, U. S.
Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding Mortgage-
Backed), Foreign Government Obligations & Municipalities.